ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2017
Acquisition Tables
Purchase price allocation

The table below shows the preliminary analysis related to the Brekford acquisition:

Common stock issued	$5,851,193
Total consideration	5,851,193
Less cash received	(1,943,778)
Less other assets	(3,139,007)
Plus liabilities assumed	1,191,937
Net goodwill/intangible recorded	$1,960,345

The table below shows the final breakdown related to the Firestorm acquisition:

Cash paid	$500,000
Notes payable issued	907,407
Common stock issued	976,286
Warrants issued, at $2.58	125,411
Warrants issued, at $3.61	102,289
Total consideration	2,611,393
Less cash received	(82,296)
Less other assets	(137,457)
Less intangible and intellectual property	(2,497,686)
Plus liabilities assumed	106,046
Net goodwill recorded	$—

Pro-forma financial information
	For the three months ended September 30,		For the nine months ended September 30,
	2017	2016	2017	2016
Revenues	$4,906,343	$3,345,473	$13,353,752	$12,194,573
Net income (loss)	$(928,166)	$(394,760)	$(2,678,772)	$(591,347)
Basic earnings (loss) per share	$(0.08)	$(0.04)	$(0.25)	$(0.08)
Diluted earnings (loss) per share	$(0.08)	$(0.04)	$(0.25)	$(0.08)

Basic Number of Shares	11,756,560	9,713,956	10,920,866	7,016,373
Diluted Number of Shares	11,756,560	9,713,956	10,920,866	7,016,373